Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets [Abstract]
Primary Cash-Generating Units [text block table]

Goodwill allocated to cash-generating units

in € m.	Investment Bank	Corporate Bank	Asset Manage- ment	Private Bank	Others	Total
Balance as of January 1, 2019	0	489	2,843	543	1	3,876
Goodwill acquired during the year	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0
Transfers	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0	0
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	(1)	(1)
Impairment losses[1]	0	(491)	0	(545)	0	(1,035)
Exchange rate changes/other	0	2	38	2	0	42
Balance as of December 31, 2019	0	0	2,881	0	0	2,881
Gross amount of goodwill	3,915	603	3,371	3,717	0	11,607
Accumulated impairment losses	(3,915)	(603)	(490)	(3,717)	0	(8,726)
Balance as of January 1, 2020	0	0	2,881	0	0	2,881
Goodwill acquired during the year	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0
Transfers	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0	0
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	0
Impairment losses[1]	0	0	0	0	0	0
Exchange rate changes/other	0	0	(142)	0	0	(142)
Balance as of December 31, 2020	0	0	2,739	0	0	2,739
Gross amount of goodwill	3,608	569	3,197	3,698	0	11,073
Accumulated impairment losses	(3,608)	(569)	(458)	(3,698)	0	(8,334)

[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.

Change in certain key assumptions to cause the recoverable amount to equal the carrying amount [Text Block Table]

Change in certain key assumptions to cause the recoverable amount to equal the carrying amount

Change in Key Assumptions	AM
Discount rate (post tax) increase
from	9.8%
to	10.6%
Change in projected future earnings in each period by	(9.5) %
Long term growth rate
from	3.1%
to	1.6%

Changes of Other Intangible Assets by Asset Class [text block table]

Changes of other intangible assets by asset classes for the years ended December 31, 2020 and December 31, 2019

	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment management agreements	Other	Total unamortized purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2019	1,010	441	1,451	1,384	70	603	2,057	7,814	11,322
Additions	0	0	0	9	0	34	43	997	1,040
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	40	40	1,295	1,335
Reclassifications from (to) “held for sale”	0	0	0	0	0	0	0	(21)	(22)
Transfers	0	0	0	(1)	0	28	27	(29)	(2)
Exchange rate changes	20	1	21	11	0	0	11	47	79
Balance as of December 31, 2019	1,030	442	1,472	1,403	70	625	2,098	7,512	11,082
Additions	0	0	0	5	0	138	143	911	1,054
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	5	5	390	394
Reclassifications from (to) “held for sale”	0	0	0	0	0	(37)	(37)	(9)	(46)
Transfers	0	0	0	0	0	60	60	21	81
Exchange rate changes	(85)	(1)	(86)	(53)	0	(2)	(55)	(136)	(277)
Balance as of December 31, 2020	945	441	1,386	1,356	70	778	2,204	7,910	11,499
Accumulated amortization and impairment:
Balance as of January 1, 2019	255	439	694	1,358	70	494	1,922	3,442	6,057
Amortization for the year	0	0	0	13	0	38	51	1,205	1,256[1]
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	40	40	1,291	1,330
Reclassifications from (to) “held for sale”	0	0	0	0	0	0	0	(15)	(15)
Impairment losses	0	0	0	2	0	6	8	931	939[2]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	1	1	0	0	29	29	(38)	(8)
Exchange rate changes	5	0	5	11	0	1	12	20	37
Balance as of December 31, 2019	260	440	700	1,384	70	528	1,982	4,254	6,935
Amortization for the year	0	0	0	8	0	37	45	994	1,040[3]
Changes in the group of consolidated companies	0	0	0	0	0	0	0	0	0
Disposals	0	0	0	0	0	3	3	385	388
Reclassifications from (to) “held for sale”	0	0	0	0	0	(33)	(33)	(8)	(41)
Impairment losses	0	0	0	0	0	0	0	50	51[4]
Reversals of impairment losses	0	0	0	0	0	0	0	2	2[5]
Transfers	0	0	0	0	0	106	106	(22)	84
Exchange rate changes	(22)	(1)	(23)	(52)	0	(2)	(54)	(88)	(165)
Balance as of December 31, 2020	239	439	678	1,340	70	633	2,043	4,793	7,513
Carrying amount:
As of December 31, 2019	770	2	772	20	0	96	116	3,259	4,147
As of December 31, 2020	706	2	708	16	0	145	161	3,117	3,986

[1]€ 1.3 billion were included in general and administrative expenses.

[2]€ 939 million were comprised of impairments of purchased (€ 6 million) and self-developed software (€ 931 million), both recorded in general and administrative expenses, and € 2 million referring to the impairment of an amortizing customer-related intangible asset which is included under impairment of goodwill and other intangible assets.

[3]€ 1.0 billion were included in general and administrative expenses.

[4]€ 51 million were mainly comprised of impairments of self-developed software recorded in general and administrative expenses.

[5]€ 2 million were comprised of reversal of impairments of self-developed software recorded in general and administrative expenses.

Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]

Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 20
Other	up to 80